Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss) for the year	$ 9,445,867	$ 2,798,083	$ (1,639,858)
Adjustments for:
Depreciation and amortization	1,175,108	1,452,271	1,108,629
Employee benefits	979	12,072	41,598
Allowance for doubtful accounts			5,320
Interest income from investing activities	(65,948)	(107,826)	(145,995)
Interest expense from financing activities	87,445	53,746	55,049
Unrealized foreign exchange loss (gain), net			18,030
Income tax	4,389,769	2,077,844	3,276,274
Total Adjustments	15,033,220	6,286,190	2,719,047
Changes in operating assets and liabilities:
(Increase) / decrease in Trade receivables	(1,807,289)	(795,682)	515,726
Decrease / (increase) in Related parties receivables	(78,941)	98,874	(58,523)
(Increase) / decrease in Inventory	(2,715,001)	(777,419)	1,812,770
(Increase) in Other receivables, recoverable taxes and prepaid expenses	(31,192)	(1,727,200)	(4,185,306)
Increase/ (decrease) in Accounts payable trade	836,406	1,066,393	(151,986)
(Decrease)/increase in Related parties payables	(38,598)	(113,155)	(93,065)
(Decrease)/increase in Accounts payable other and accrued liabilities and taxes other than income taxes	(2,811,273)	(404,126)	484,090
Net cash flows provided by operating activities	8,387,332	3,633,875	1,042,753
Investing activities:
Acquisition of property, plant and equipment	(1,066,422)	(951,205)	(1,271,420)
Decrease (increase) in other non-current assets	(9,199)	10,708	(52,293)
Collection of loans to related parties			1,071,032
Interest income collected	65,948	107,826	145,995
Net cash flows (used) provided by investing activities	(1,009,673)	(832,671)	(106,686)
Financing activities:
Repurchase and placement of own capital stocks, net	(74,497)	(41,984)	(156,058)
Dividends paid		(1,990,000)
Interest expense	(87,445)	(53,746)	(55,049)
Net cash flows used in financing activities	(161,942)	(2,085,730)	(211,107)
Increase (decrease) in cash and cash equivalents	7,215,717	715,474	724,960
Cash and cash equivalents at beginning of year	7,727,698	7,446,447	6,987,241
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	186,777	(434,223)	(265,754)
Cash and cash equivalents at end of year	$ 15,130,192	$ 7,727,698	$ 7,446,447